Label	Element	Value
Amplify Samsung U.S. Natural Gas Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Amplify Samsung U.S. Natural Gas Infrastructure ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Amplify Samsung U.S. Natural Gas Infrastructure ETF seeks to provide investors with long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimate based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. exchange-traded equity securities of “U.S. Natural Gas Infrastructure Companies.” U.S. Natural Gas Infrastructure Companies operate within the U.S. in the upstream, midstream, and/or downstream categories of the U.S. natural gas ecosystem, as further described below. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Samsung Asset Management (New York), Inc. (“SAMNY”) serves as the investment sub-adviser to the Fund (the “Sub-Adviser”) and manages the investment strategy and portfolio selection. See “Management of the Fund — Sub-Adviser” for further discussion on the Sub-Adviser and its use of resources of an affiliate to provide services to the Fund.

U.S. Natural Gas Infrastructure Portfolio Selection. The Fund is strategically managed to allocate its assets among three categories of the U.S. natural gas value chain — midstream, upstream, and downstream:

•        midstream involves the transportation (by pipeline, rail, barge, tanker or truck), storage, distribution, and wholesale marketing of natural gas products.

•        upstream includes searching for potential natural gas fields, drilling exploratory wells, and subsequently operating the wells that recover and bring the raw natural gas to the surface.

•       downstream is the processing and purifying of raw natural gas, as well as the marketing and distribution of products derived from natural gas, including methane, nitrogen, propane and hydrogen.

U.S. Natural Gas Infrastructure Companies will include companies in the energy, utilities and materials sectors. The Fund expects to concentrate the Fund’s portfolio in midstream companies, with the remainder principally in upstream and downstream companies. The Fund’s exposure to upstream, midstream and downstream companies may vary depending on market conditions. The Fund’s exposure to the midstream sector may include investments in master limited partnerships (“MLPs”), which will be limited to 25% of the Fund’s portfolio at the time of investment. MLPs are publicly-traded limited partnerships that are listed on a national securities exchange. MLPs are primarily focused on natural resource-related activities, including natural gas.

The Fund’s portfolio managers employ a “growth at a reasonable price” (GARP) approach to select U.S. Natural Gas Infrastructure Companies that have earnings, cash flow, and dividend growth potential. The Fund’s portfolio managers consider industry and macroeconomic drivers, market capitalization, and relative valuation of the securities, as well as certain quantitative and qualitative factors, to evaluate the potential securities for inclusion. The Fund’s portfolio will generally consist of approximately 20 to 25 securities of U.S. Natural Gas Infrastructure Companies, with weights determined based on the expected growth adjusted valuation and the optimal weighting of each security. In accordance with this investment methodology, the Fund’s portfolio managers intend to construct the Fund’s portfolio with securities they consider to be overperforming relative to the overall market and will over-weight specific companies that are overperforming relative to the peer companies within the upstream, midstream, or downstream categories.

Portfolio Eligibility. The eligible universe for the Fund’s portfolio begins with all U.S.-listed securities with exposure across the U.S. natural gas ecosystem, focusing on the upstream, midstream, and downstream categories. The initial universe is comprised of all securities which meet certain size, float and liquidity requirements and satisfy the below criteria:

•        The security is listed on a major U.S. exchange

•        Only one share class of each company is eligible for inclusion in the universe. The eligible share class is the share class of a company with the highest minimum average daily value traded over the 3 months preceding the universe screening.

•        American depositary receipts (“ADRs”) are excluded.

•        The security must either:

a.    Derive more than 50% of its revenues, directly or indirectly, from one of the U.S. midstream, downstream, and/or upstream natural gas categories as classified by the FactSet Revere Business Industry Classification System (“RBICS”) (or Global Industry Classification Standard (“GICS”) equivalent); or

b.    Be within one of the RBICS (or GICS equivalent) U.S. midstream, downstream, and/or upstream categories and meet at least one of the following criteria:

i.     have a leading market share in a natural gas industry group,

ii.    be one of the top 50% fastest growing companies within a natural gas industry, as measured by year-over-year revenue reported in the company’s publicly available financial statements, or

iii.   be organized as an MLP with a focus on natural gas.

See “Additional Information about the Fund’s Strategies and Risks — RBICS Classifications” for further information on the RBICS industry groups.

The Fund may invest in companies with various market capitalizations. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except that the Fund will concentrate its assets in securities of issuers in the natural gas infrastructure industry or group of industries.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. exchange-traded equity securities of “U.S. Natural Gas Infrastructure Companies.”
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amplifyetfs.com
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Cyber Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | Energy Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Energy Companies Risk. The success of energy companies may be cyclical and highly dependent on energy prices. The market value of securities issued by energy companies may decline for many reasons, including, among other things, changes in the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, exchange rates, interest rates, economic conditions, tax treatment, energy conservation efforts, increased competition and technological advances. Energy companies may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of energy companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of energy companies. Energy companies may also operate in, or engage in transactions involving, countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | Large Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Companies Risk. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objectives.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value, including the possible loss of the entire principal amount that you invest. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices, and changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility. Overall security values could decline generally or could underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the COVID-19 pandemic and efforts to contain its spread resulted in extreme volatility in the financial markets. While the development of vaccines has slowed the spread of the disease, there is no guarantee that the vaccines will be effective against emerging variants of the disease. As the global pandemic illustrated, such events may affect certain regions, sectors and industries more significantly than others. Such events could also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions to trading markets. Any of such circumstances could materially negatively impact the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at an increased premium or discount to its NAV, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | Materials Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Materials Companies Risk. Materials companies are involved in the extraction or processing of raw materials. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | MLP Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

MLP Risk. Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | MLP Tax Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

MLP Tax Risk. In order to qualify as a regulated investment company for federal tax purposes, the Fund may invest no more than 25% of its total assets in the securities of qualified publicly traded partnerships, which generally include MLPs. If the Fund’s holdings of MLP interests exceeds 25% of its total assets as of the end of any quarter of any taxable year, then the Fund may lose its status as a regulated investment company. If the Fund’s holdings of MPL interests increases beyond 25% solely due to fluctuations in market value, then that increase will not cause the Fund to lose its status as a regulated investment company.

The Fund’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit the Fund derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of the Fund’s investment. The classification of an MLP as a corporation for U. S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by the Fund to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. In addition, if the Fund’s adjusted tax basis in the interests of an MLP is reduced to zero, subsequent distributions will be taxable to the Fund. Furthermore, any return of capital distribution received from an MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. This may, in turn, require shareholders to amend their own federal, state or local tax returns.

On March 15, 2018, the Federal Energy Regulatory Commission (“FERC”) changed its long-standing tax allowance policy which no longer permits MLPs to include in their cost of service an income tax allowance. This has had a negative impact on the performance of some MLPs affected by this decision. This policy change and any similar policy changes in the future could adversely impact an MLP’s business, financial condition, results of operations and cash flows and ability to pay cash distributions or dividends.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | Natural Gas Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Natural Gas Companies Risk. One of natural gas companies’ primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. For example, major natural gas customers such as industrial users and electric power generators often have the ability to switch between the use of coal, oil or natural gas. During periods when competing fuels are less expensive, the revenues of gas utility companies may decline with a corresponding impact on earnings. After years of booming production, natural gas firms have recently begun scaling back after record low prices and huge surpluses. Weather is another risk that may affect natural gas companies. Mild weather contributes to a scaled back demand for natural gas and declining stock prices for natural gas companies. The demand for natural gas correlates closely with general economic growth rates. The occurrence of recessions or other periods of low or negative economic growth will typically have a direct adverse impact on natural gas demand and natural gas prices. Natural gas companies are also sensitive to increased interest rates because of the capital intensive nature of their business. The demand for natural gas has traditionally been cyclical, with higher demand during winter months and lower demand during summer months. Natural gas prices are subject to volatile, sudden, unpredictable and/or temporary price movements over short periods of time.

There are additional risks and hazards that are inherent to natural gas companies that may cause the price of natural gas to widely fluctuate. The exploration for, and production of, natural gas is an uncertain process with many risks. The cost of drilling, completing and operating wells for natural gas is often uncertain, and a number of factors can delay or prevent drilling operations or production, including:

•        unexpected drilling conditions;

•        pressure or irregularities in formations;

•        equipment failures or repairs;

•       fires or other accidents;

•       adverse weather conditions;

•        pipeline ruptures or spills; and

•        shortages or delays in the availability of drilling rigs and the delivery of equipment.

Furthermore, competition from clean power companies, fluctuations in the supply and demand of alternative energy fuels, energy conservation, changes in consumer preferences regarding the use of renewable energy sources to replace fossil fuels, such as preferences for electric or alternative-fueled vehicles, and tax and other government regulations can significantly affect the price of natural gas.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | New Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger Fund.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | Non-Diversification Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | Risks Associated with ETFs [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Risks Associated with ETFs. The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s net asset value (“NAV”) and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Market Maker Risk. The Fund faces the risks associated with a potential lack of an active market for the Fund’s Shares due to a limited number of market makers. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. Market makers are under no obligation to make a market in Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at values below the NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Market Trading Risks. Shares of the Fund are publicly traded on the Exchange, which may subject shareholders of the Fund to numerous trading risks. First, Shares of the Fund may trade at prices that deviate from its NAV. The market prices of Shares will generally fluctuate in accordance with changes in the NAV of the Fund, but are also dependent upon the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below (i.e., a discount), at, or above (i.e., a premium) their NAV. Price differences between the trading price of Shares and the NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. Further, securities (including Shares), are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Additionally, although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. Further, the Fund is required to comply with listing requirements adopted by the Exchange, and there can be no assurance that the requirements of the Exchange necessary to maintain listing of the Fund’s Shares will continue to be met or will remain unchanged. Non-compliance with such requirements may result in the Fund’s Shares being delisted by the Exchange.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties to provide a range of services relating to its operations. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. The Fund and Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | Smaller Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Smaller Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | Utilities Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Utilities Companies Risk. Utilities companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utilities companies.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | Valuation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its investments will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Amplify Samsung U.S. Natural Gas Infrastructure ETF | Amplify Samsung U.S. Natural Gas Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 189

[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.